EARNINGS (LOSS) PER SHARE (EPS) (Tables)	6 Months Ended
Jun. 30, 2018
EARNINGS (LOSS) PER SHARE (EPS)
Schedule of earnings per share

	2018	2017
Six months ended 30 June	US$’000	US$’000
Loss for periods used to calculate basic and diluted EPS	(73,593)	(5,744)
Earnings per share (cents)	(2.1)	(0.5)

	Number	Number
	of shares	of shares
a) -Weighted average number of ordinary shares outstanding during the period used in calculation of basic EPS	3,573,069,679	1,250,949,446
b) -Incremental shares related to options and restricted share units(1)	—	—
c) -Weighted average number of ordinary shares outstanding during the period used in calculation of diluted EPS	3,573,069,679	1,250,949,446

Incremental shares related to restricted share units were excluded from 30 June 2018 and 2017 weighted average number of ordinary shares outstanding during the period used in calculation of diluted EPS as the outstanding shares would be anti-dilutive to the loss per share calculation for the period then ended.